Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0000093751
Registrant Name	STATE STREET CORP
Registration File Number	333-288196
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES